Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000199787 | SAP SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199787 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199787 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199787 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199787 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199787 | Cie de Saint-Gobain SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199787 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199787 | Adyen NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199787 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199787 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000199787 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000199787 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000199787 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199787 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199787 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199787 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199787 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199787 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199787 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199787 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005591 | SAP SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005591 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005591 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005591 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005591 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005591 | Cie de Saint-Gobain SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005591 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005591 | Adyen NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005591 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005591 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005591 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005591 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005591 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005591 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005591 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005591 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005591 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005591 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005591 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005591 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005591 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005590 | SAP SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005590 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005590 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005590 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005590 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005590 | Cie de Saint-Gobain SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005590 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005590 | Adyen NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005590 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005590 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005590 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005590 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005590 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005590 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005590 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005590 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005590 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005590 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005587 | SAP SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005587 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005587 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005587 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005587 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005587 | Cie de Saint-Gobain SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005587 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005587 | Adyen NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005587 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005587 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005587 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005587 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005587 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005587 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005587 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005587 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005587 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005587 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005587 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005587 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005587 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005589 | SAP SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005589 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005589 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005589 | RELX plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005589 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005589 | Cie de Saint-Gobain SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005589 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005589 | Adyen NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005589 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005589 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005589 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005589 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005589 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005589 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005589 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005589 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005589 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005589 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005589 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005589 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005589 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%